Earnings Per Share (EPS) (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share (EPS)
Profit attributable to ordinary equity holders of the parent for basic earnings	€ 11,498	€ 35,541	€ 7,451
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ 11,498	€ 35,541	€ 7,451
Weighted average number of ordinary shares for basic EPS	201,362	163,219	131,161
Effect of dilution from shared based payments programme	1,861	676
Weighted average number of ordinary shares adjusted for the effect of dilution	203,223	163,895	131,161